Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents comprise the categories presented
(14) Cash and Cash Equivalents
The Group’s cash and cash equivalents comprise the categories presented in the following table:

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Cash in bank	236.8	260.2
Money market funds	106.7	30.0
Short-term bank deposits	28.1	29.8
Other	0.0	0.1

Total	371.6	320.1